Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
24. Commitments and Contingencies
The Company entered into long-term operating lease agreements for office space and capital leases for equipment. The minimum fixed commitments related to all non-cancellable leases are as follows:

	Operating Leases	Capital Leases
	(in thousands)
For the years ending December 31,
2022	$2,680	$51
2023	1,595	3
2024	946	1
2025	298	—
2026	125	—
Total minimum lease payments	$5,644	55
Less: amount representing interest		(2)
Present value of minimum lease payments		53
Less: current obligation		(49)
Long-term obligations under capital lease		$4
Building leases for the Company's headquarters in Virginia and for the primary satellite operations center and a secondary office space for employees in Washington expire in August 2024 and February 2023, respectively.
During the years ended December 31, 2021 and 2020, the Company entered into capital lease arrangements for $0 and $8.7 thousand, respectively. Rent expense for the years ended December 31, 2021 and 2020 was $3.7 million and $3.2 million, respectively.
Legal Proceedings
In the normal course of business, the Company may become involved in various legal proceedings which, by their nature, may be inherently unpredictable and which could have a material effect in the consolidated financial statements, taken as a whole.
Prior to the Merger closing, Osprey received six demands from putative Osprey stockholders (together, the “Demands”) and had a derivative lawsuit filed against it in the Supreme Court of the State of New York by a purported Osprey stockholder: Luster v. Osprey Technology Acquisition Corp., et al., Index No. 653633/2021 (Sup.
Ct. N.Y. Cnty.). In addition, the Osprey board of directors also received six demands from putative stockholders of Osprey (together, the “Demands”). Prior to closing, Osprey reached agreements with Luster and the six putative stockholders that Osprey’s supplement disclosures and a modification to the authorized share count fairly resolved their claims. Osprey did not reach agreements with these stockholders on attorneys’ fees and BlackSky inherited this task post-closing. In the year ended December 31, 2021, the Company paid $0.7 million to settle the Demands and recorded $0.3 million in reimbursement proceeds from an insurance claim. Both amounts were recorded in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss.
As of December 31, 2021, with the exception of the items above, the Company was not aware of any additional pending, or threatened, governmental actions or legal proceedings to which the Company is, or will be, a party that, if successful, would result in a material impact to its business or financial condition or results of operations.
Other Contingencies
The Company analyzed its unique facts and circumstances related to potential obligations in a certain state jurisdiction, including the delivery nature of its prior year intercompany services, payroll and other benefits-related services, current shared services between the parent and subsidiaries, and changing state laws and interpretations of those laws, and has determined that the Company may have an indirect tax obligation.
The Company has continued correspondence with the applicable authorities in an effort toward identifying a taxpayer-favorable resolution of the potential liabilities. The Company has recognized a liability including interest and penalties based on its best estimate as of December 31, 2021.
The following table summarizes the estimated indirect tax liability activity during the year ended December 31, 2021:

(in thousands)
Balance, January 1, 2021	$921
Payments	(162)
Adjustment to Expense	(22)
Balance, December 31, 2021	$737
The Company continues to analyze the additional obligations it may have, if any, and it will adjust the liability accordingly.
Other Commitments
The Company has commitments for multi-launch and integration services with launch services providers. As of December 31, 2021, the Company has commitments for 2 launches to include up to 4 satellites at estimated launch dates totaling an amount of $6.9 million with options for additional launches. The terms of the arrangements also allow for the Company to remanifest the satellites if significant delays in excess of 365 days or other inexcusable delays occur with the provider. Subsequent to remanifest efforts four months after the 365 days, the Company can request a refund of all recoverable costs. Payment terms are 15 days from invoice date.
As of December 31, 2021, the Company has a remaining commitment of $8.4 million on its satellite purchase contract with LeoStella. In addition, the Company entered into a non-refundable commitment to acquire additional satellite components from LeoStella for $2.2 million. The delivery schedule for the components are not specified and is subject to certain engineering milestones. Payment terms are 15 days from invoice date.
In addition, we entered into various operational commitments for the next several years totaling $10.0 million as of December 31, 2021.